Financial Instruments - Schedule of Interest Rates Used to Discount Estimated Cash Flows (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans From Banks [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Discount rate of Euribor+ 2% and + 2.5% with a zero floor	Discount rate of Euribor+ 2% with a zero floor
Loans From Banks Two [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	fixed rate for several years 3.1%-6% Linkage to Euribor	fixed rate for several years 3.1%-6% Linkage to Euribor
Loans From Banks Three [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	2.75%-4.78% Linkage to Consumer price index in Israel	2.58%-4.78% Linkage to Consumer price index in Israel
Loans From Banks Four [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Floating interest rate based on the USA Bank Rate minus a spread of 0.75%.	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.
Loans From Banks Five [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	fixed rate of 2.58%-3.03%	fixed rate of 2.58%-3.03%
Loans From Banks One [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Euribor+ 5.27%	Euribor+ 5.27%
Loans From Banks Two [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%